Fair Value Measurements and Derivative Instruments (Net Investment Excluded) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net [Abstract]
Net inception fair value at January 1, 2019		$ (8,359)
Amount of gain recognized in income on derivatives for the year ended December 31, 2019	$ 4,024
Amount of loss remaining to be amortized in accumulated other comprehensive loss as of December 31, 2019	(3,673)
Fair value at December 31, 2019	$ (8,008)